INVESTMENT IN PHI (Narrative) (Details) - ILS (₪) ₪ in Millions		1 Months Ended
	Nov. 08, 2013	Feb. 29, 2016	Dec. 31, 2021
Hot Mobile [Member]
Disclosure of associates [line items]
Period of agreement	15-year
Options exercised		₪ 250
Period of termination notice		two years
P.H.I. Networks [Member]
Disclosure of associates [line items]
Bank guarantee			₪ 50